ACQUISITIONS - Provisional Purchase Price Allocations (Details) - India Wind Portfolio $ in Millions, ₨ in Billions	Jul. 30, 2019 USD ($)	Jun. 07, 2019 INR (₨)	Jun. 07, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Restricted cash			$ 2
Trade receivables and other current assets			6
Property, plant and equipment			128
Other non-current assets			7
Current portion of non-recourse borrowings			(5)
Financial instruments			(2)
Non-recourse borrowings			(83)
Deferred income tax liabilities			(8)
Other long-term liabilities			(4)
Fair value of net assets acquired			41
Purchase price	$ 32	₨ 2.4	$ 35